Pension and Postretirement Benefit Plans - Change in Benefit Obligation and Plan Assets and Amounts Recognized in Balance Sheet and AOCI (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in benefit obligation
Settlements, curtailments, special termination benefits and other	$ 32
Amounts recognized in the Consolidated Balance Sheet as of Dec 31,
Non-current assets		$ 943	$ 630
Accrued benefit cost
Current liabilities		(78)	(71)
Non-current liabilities		(2,870)	(4,405)
Postretirement Benefits
Change in plan assets
Company contributions		3	3
Funded | Qualified and Non-Pension Benefits
Change in plan assets
Company contributions		177	153
Funded | Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year		2,397	2,242
Acquisitions/Transfers		0	0
Service cost		53	43	$ 43
Interest cost		43	62	82
Participant contributions		0	0
Foreign exchange rate changes		(4)	(14)
Plan amendments		0	0
Actuarial (gain) loss		(89)	176
Benefit payments		(113)	(107)
Settlements, curtailments, special termination benefits and other		(6)	(5)
Benefit obligation at end of year	2,242	2,281	2,397	2,242
Change in plan assets
Fair value of plan assets at beginning of year		1,376	1,338
Acquisitions/Transfers		0	0
Actual return on plan assets		93	147
Company contributions		3	3
Participant contributions		0	0
Foreign exchange rate changes		0	0
Benefit payments		(113)	(107)
Settlements, curtailments, special termination benefits and other		(6)	(5)
Fair value of plan assets at end of year	1,338	1,353	1,376	1,338
Funded status at end of year		(928)	(1,021)
Amounts recognized in the Consolidated Balance Sheet as of Dec 31,
Non-current assets		0	0
Accrued benefit cost
Current liabilities		(5)	(4)
Non-current liabilities		(923)	(1,017)
Ending balance		(928)	(1,021)
Amounts recognized in accumulated other comprehensive income as of Dec 31,
Net transition obligation (asset)		0	0
Net actuarial loss (gain)		538	702
Prior service cost (credit)		(197)	(230)
Ending balance		341	472
Funded | United States | Qualified and Non-Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year		19,376	17,935
Acquisitions/Transfers		0	0
Service cost		286	261	251
Interest cost		360	499	620
Participant contributions		0	0
Foreign exchange rate changes		0	0
Plan amendments		0	0
Actuarial (gain) loss		(588)	1,785
Benefit payments		(1,330)	(1,104)
Settlements, curtailments, special termination benefits and other	32	0	0
Benefit obligation at end of year	17,935	18,104	19,376	17,935
Change in plan assets
Fair value of plan assets at beginning of year		17,127	16,099
Acquisitions/Transfers		0	0
Actual return on plan assets		1,079	2,071
Company contributions		77	61
Participant contributions		0	0
Foreign exchange rate changes		0	0
Benefit payments		(1,330)	(1,104)
Settlements, curtailments, special termination benefits and other		0	0
Fair value of plan assets at end of year	16,099	16,953	17,127	16,099
Funded status at end of year		(1,151)	(2,249)
Amounts recognized in the Consolidated Balance Sheet as of Dec 31,
Non-current assets		0	0
Accrued benefit cost
Current liabilities		(59)	(52)
Non-current liabilities		(1,092)	(2,197)
Ending balance		(1,151)	(2,249)
Amounts recognized in accumulated other comprehensive income as of Dec 31,
Net transition obligation (asset)		0	0
Net actuarial loss (gain)		4,991	6,157
Prior service cost (credit)		(80)	(104)
Ending balance		4,911	6,053
Accumulated benefit obligation		17,305	18,441
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation		514	18,441
Fair value of plan assets		0	17,127
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation		18,104	19,376
Fair value of plan assets		16,953	17,127
Funded | United States | Postretirement Benefits
Change in plan assets
Fair value of plan assets at beginning of year		1,376
Fair value of plan assets at end of year		1,353	1,376
Funded | International | Qualified and Non-Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year		8,770	7,931
Acquisitions/Transfers		0	1
Service cost		164	152	131
Interest cost		98	117	156
Participant contributions		10	9
Foreign exchange rate changes		(325)	427
Plan amendments		1	0
Actuarial (gain) loss		(433)	464
Benefit payments		(298)	(274)
Settlements, curtailments, special termination benefits and other		(45)	(57)
Benefit obligation at end of year	7,931	7,942	8,770	7,931
Change in plan assets
Fair value of plan assets at beginning of year		8,194	6,923
Acquisitions/Transfers		0	0
Actual return on plan assets		321	1,102
Company contributions		100	92
Participant contributions		10	9
Foreign exchange rate changes		(265)	376
Benefit payments		(298)	(274)
Settlements, curtailments, special termination benefits and other		(46)	(34)
Fair value of plan assets at end of year	$ 6,923	8,016	8,194	$ 6,923
Funded status at end of year		74	(576)
Amounts recognized in the Consolidated Balance Sheet as of Dec 31,
Non-current assets		943	630
Accrued benefit cost
Current liabilities		(14)	(15)
Non-current liabilities		(855)	(1,191)
Ending balance		74	(576)
Amounts recognized in accumulated other comprehensive income as of Dec 31,
Net transition obligation (asset)		6	9
Net actuarial loss (gain)		960	1,570
Prior service cost (credit)		3	(2)
Ending balance		969	1,577
Accumulated benefit obligation		7,484	8,181
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation		2,843	3,119
Fair value of plan assets		2,194	2,199
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation		3,204	3,528
Fair value of plan assets		$ 2,335	$ 2,322